Right-of-use assets	6 Months Ended
Jun. 30, 2025
Right-of-use Assets
Right-of-use assets

11.	Right-of-use assets

Leased properties
HK$
Cost

January 1, 2024	195,013,742

Additions	26,786,998

Modification	16,222,827

Written-off *	(15,023,753)

Exchange adjustments	(1,964)

December 31, 2024	222,997,850

Additions	13,211,996

Written-off *	(56,113,328)

Modification	(532,577)

June 30, 2025	179,563,941

Accumulated depreciation

January 1, 2024	126,893,389

Charge for the year	44,562,079

Written-off *	(15,023,753)

Exchange adjustments	(1,663)

December 31, 2024	156,430,052

Charge for the period	19,859,668

Written-off *	(56,113,328)

June 30, 2025	120,176,392

Impairment

January 1, 2024	-

Provision	5,013,080

December 31, 2024	5,013,080

Provision	1,986,864

June 30, 2025	6,999,944

Net carrying amount

June 30, 2025 (Unaudited)	52,387,605

December 31, 2024 (Audited)	61,554,718

Net carrying amount (US$)

June 30, 2025 (Unaudited)	6,673,665

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024

11.	Right-of-use assets (continued)

*	The written-off right-of-use asset is due to the expiration of the lease term.